Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 12, 2017
Other expense
Tender and redemption premium	$ (54,423)	$ (25,733)	$ 0
Total debt related	(54,907)	(31,593)	(5,220)
Gain on sale of available-for-sale investment	0	0	20,365
Other	300	(1,800)	3,220
Other income (expense), net	(54,607)	(33,393)	18,365
Loss on extinguishment of debt	54,400
Senior Notes
Other expense
Loss on extinguishment of debt	29,600
Revolving Credit Facility
Other expense
Unamortized debt issuance costs	(7,059)	(7,307)	0
7.500% Senior Secured Notes due July 2019 | Senior Notes
Other expense
Tender and redemption premium	(48,935)	(37,793)	0
Swap	(443)	4,532	(5,220)
Unamortized debt premium	3,089	12,394	0
Other	(1,559)	(3,419)	0
Loss on extinguishment of debt	$ 25,700	$ 25,700
Stated interest rate (as a percent)	7.50%	7.50%		7.50%
Italy
Other expense
Proceeds from sale of available for sale investment			$ 23,900